Investments Accounted for by the Equity Method and Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Investments Accounted for by the Equity Method Disclosure [Abstract]
Investments Accounted for by the Equity Method
Investments Accounted for by the Equity Method and Variable Interest Entities

NRG accounts for the Company's significant investments using the equity method of accounting. NRG's carrying value of equity investments can be impacted by impairments, unrealized gains and losses on derivatives and movements in foreign currency exchange rates, as well as other adjustments.

The following table summarizes NRG's equity method investments as of December 31, 2011:

Name	Geographic Area	Economic Interest
Avenal Solar Holdings LLC	United States	50.0%
GenConn Energy LLC	United States	50.0%
Saguaro Power Company	United States	50.0%
Sherbino I Wind Farm LLC	United States	50.0%
Texas Coastal Ventures, LLC	United States	50.0%
Gladstone Power Station	Australia	37.5%
Energy Technology Ventures	United States	33.3%

	As of December 31,
	2011	2010
	(In millions)
Undistributed earnings from equity investments	$150	$160

Variable Interest Entities, or VIEs

NRG accounts for its interests in certain entities that are considered VIEs under ASC 810, but NRG is not the primary beneficiary, under the equity method.

GenConn Energy LLC — Through its subsidiary, NRG Connecticut Peaking, NRG owns a 50% interest in GenConn, a limited liability company formed to construct, own and operate two 200MW peaking generation facilities in Connecticut at NRG's Devon and Middletown sites. Each of these facilities was constructed pursuant to 30-year cost of service type contracts with the Connecticut Light & Power Company. All four units at the GenConn Devon facility reached commercial operation in 2010 and were released to the ISO-NE by July 2010. In June 2011, the GenConn Middletown facility reached commercial operation and was released to the ISO-NE.

The project was funded through equity contributions from the owners and non-recourse, project level debt. As of December 31, 2010, NRG Connecticut Peaking had $61 million, of outstanding borrowings under an EBL, as described in Note 12, Debt and Capital Leases and had a note receivable due from GenConn for $62 million as discussed in Note 9, Capital Leases and Notes Receivable. When the Middletown project reached its commercial operations date, NRG Connecticut Peaking repaid the $61 million portion of the EBL used to fund the Middletown project, and converted $62 million of the note receivable from GenConn into equity. As of December 31, 2011, NRG had a $131 million equity investment in GenConn. NRG's maximum exposure to loss is limited to its equity investment.

In April 2009, GenConn secured financing for 50% of the Devon and Middletown project construction costs through a seven-year term loan facility, and also entered into a five-year revolving working capital loan and letter of credit facility, which collectively with the term loan is referred to as the GenConn Facility. The aggregate credit amount secured under the GenConn Facility, which is non-recourse to NRG, is $291 million, including $48 million for the working capital facility. GenConn began to draw under the GenConn Facility to cover costs related to the Devon project in August 2009, and the Middletown project in June 2010. During 2011, the GenConn Facility was fully drawn and GenConn repaid $6 million of the GenConn Facility. As of December 31, 2011, $237 million was outstanding for the GenConn facility.

As discussed in Note 21, Related Party Transactions, NRG earned revenues from construction management agreements with Devon and Middletown and interest income from the note receivable with GenConn.

Sherbino I Wind Farm LLC — NRG owns a 50% interest in Sherbino, a joint venture with BP Wind Energy North America Inc. Sherbino is a 150 MW wind farm, which commenced commercial operations in October 2008. In December 2008, Sherbino entered into a 15-year term loan facility which is non-recourse to NRG. As of December 31, 2011, the outstanding principal balance of the term loan facility was $125 million, and is secured by substantially all of Sherbino's assets and membership interests. NRG's maximum exposure to loss is limited to its equity investment, which was $100 million as of December 31, 2011.

Texas Coastal Ventures, LLC — NRG owns a 50% interest in Texas Coastal Ventures, LLC, or TCV, a joint venture with Hilcorp Energy I, L.P., through its subsidiary Petra Nova LLC. Texas Coastal Ventures was formed by Petra Nova and Hilcorp for the purpose of using carbon dioxide captured from flue gas from certain of NRG's coal-generating power plants in the United States Gulf Coast in an enhanced oil recovery process. TCV is managed by the joint venture participants and operated by Hilcorp. TCV entered into service agreements with Petra Nova LLC, which include a management services agreement for the operation and management of the joint venture's pipeline assets, as well as a CO2 supply agreement having an initial term of twenty years. NRG's maximum exposure to loss is limited to its equity investment, which was $48 million as of December 31, 2011.

Other Equity Investments

Gladstone — Through a joint venture, NRG owns a 37.5% interest in Gladstone, a 1,613 megawatt coal-fueled power generation facility in Queensland, Australia. The power generation facility is managed by the joint venture participants and the facility is operated by NRG. Operating expenses incurred in connection with the operation of the facility are funded by each of the participants in proportion to their ownership interests. Coal is sourced from local mines in Queensland. NRG and the joint venture participants receive their respective share of revenues directly from the off takers in proportion to the ownership interests in the joint venture. Power generated by the facility is primarily sold to an adjacent aluminum smelter, with excess power sold to the Queensland Government owned utility under long term supply contracts.